Fair Value Measurement - Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment loss for available-for-sale investments	$ 0	$ 0	$ 4,800,000